DERIVATIVE FINANCIAL INSTRUMENTS - Currency Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
U S Dollar Call Options
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0
2024 and 2025 Expenditures
Disclosure of detailed information about financial instruments [line items]
Derivative amount	$ 3,324,700	$ 2,907,900